Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stock-Based Compensation
Stock-Based Compensation

7.     Stock-Based Compensation

Stock Incentive Plans

DISH maintains stock incentive plans to attract and retain officers, directors and key employees.  Our employees participate in the DISH stock incentive plans.  Stock awards under these plans include both performance and non-performance based stock incentives.  As of June 30, 2011, there were outstanding under these plans stock options to acquire 19.5 million shares of DISH’s Class A common stock and 1.2 million restricted stock units associated with our employees.  Stock options granted prior to and on June 30, 2011 were granted with exercise prices equal to or greater than the market value of DISH Class A common stock at the date of grant and with a maximum term of approximately ten years.  While historically DISH’s board of directors has issued stock awards subject to vesting, typically at the rate of 20% per year, some stock awards have been granted with immediate vesting and other stock awards vest only upon the achievement of certain DISH-specific objectives.  As of June 30, 2011, DISH had 73.1 million shares of its Class A common stock available for future grant under its stock incentive plans.

During December 2009, DISH paid a dividend in cash of $2.00 per share on their outstanding Class A and Class B common stock to shareholders of record on November 20, 2009.  In light of such dividend, during February 2010, the exercise price of 16.9 million stock options, affecting approximately 400 of our employees, was reduced by $2.00 per share (the “Stock Option Adjustment”).  Except as noted below, all information discussed below reflects the Stock Option Adjustment.

In connection with the Spin-off, as permitted by existing stock incentive plans and consistent with the Spin-off exchange ratio, each DISH stock option was converted into two stock options as follows:

•                  an adjusted DISH stock option for the same number of shares that were exercisable under the original DISH stock option, with an exercise price equal to the exercise price of the original DISH stock option multiplied by 0.831219.

•                  a new EchoStar stock option for one-fifth of the number of shares that were exercisable under the original DISH stock option, with an exercise price equal to the exercise price of the original DISH stock option multiplied by 0.843907.

Similarly, each holder of DISH restricted stock units retained his or her DISH restricted stock units and received one EchoStar restricted stock unit for every five DISH restricted stock units that they held.

Consequently, the fair value of the DISH stock award and the new EchoStar stock award immediately following the Spin-off was equivalent to the fair value of such stock award immediately prior to the Spin-off.

As of June 30, 2011, the following stock awards were outstanding:

	As of June 30, 2011
	DISH Awards		EchoStar Awards
Stock Awards Outstanding	Stock Options	Restricted Stock Units	Stock Options	Restricted Stock Units
Held by DDBS employees	19,517,884	1,214,205	914,471	55,952

DISH is responsible for fulfilling all stock awards related to DISH common stock and EchoStar is responsible for fulfilling all stock awards related to EchoStar common stock, regardless of whether such stock awards are held by our or EchoStar’s employees.  Notwithstanding the foregoing, our stock-based compensation expense, resulting from stock awards outstanding at the Spin-off date, is based on the stock awards held by our employees regardless of whether such stock awards were issued by DISH or EchoStar.  Accordingly, stock-based compensation that we expense with respect to EchoStar stock awards is included in “Additional paid-in capital” on our Condensed Consolidated Balance Sheets.

Stock Award Activity

DISH stock option activity associated with our employees was as follows:

	For the Six Months
	Ended June 30, 2011
	Options	Weighted- Average Exercise Price
Total options outstanding, beginning of period	18,447,004	$17.76
Granted	3,000,000	$28.80
Exercised	(1,112,169)	$13.05
Forfeited and cancelled	(816,951)	$18.09
Total options outstanding, end of period	19,517,884	$20.18
Performance based options outstanding, end of period (1)	9,925,225	$17.78
Exercisable at end of period	5,584,558	$22.34

(1)

These stock options, which are included in the caption “Total options outstanding, end of period,” were issued pursuant to performance based stock incentive plans. Vesting of these stock options is contingent upon meeting certain DISH-specific goals which are not yet probable of being achieved. See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

We realized tax benefits from stock awards exercised during the three and six months ended June 30, 2011 and 2010 as follows:

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2011	2010	2011	2010
	(In thousands)
Tax benefit from stock awards exercised	$5,614	$1,184	$6,409	$1,271

Based on the closing market price of DISH Class A common stock on June 30, 2011, the aggregate intrinsic value of stock options associated with our employees was as follows:

	As of June 30, 2011
	Options Outstanding	Options Exercisable
	(In thousands)
Aggregate intrinsic value	$213,585	$47,292

DISH restricted stock unit activity associated with our employees was as follows:

	For the Six Months
	Ended June 30, 2011
	Restricted Stock Awards	Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period	1,271,984	$22.06
Granted	300,000	$30.67
Vested	(6,875)	$11.09
Forfeited and cancelled	(350,904)	$27.09
Total restricted stock units outstanding, end of period	1,214,205	$23.02
Restricted performance units outstanding, end of period (1)	1,214,205	$23.02

(1)

These Restricted Performance Units, which are included in the caption “Total restricted stock units outstanding, end of period,” were issued pursuant to performance based stock incentive plans. Vesting of these Restricted Performance Units is contingent upon meeting certain DISH-specific goals which are not yet probable of being achieved. See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

Long-Term Performance Based Plans

2005 LTIP. During 2005, DISH adopted a long-term, performance based stock incentive plan (the “2005 LTIP”).  The 2005 LTIP provides stock options and restricted stock units, either alone or in combination, which vest over seven years at the rate of 10% per year during the first four years, and at the rate of 20% per year thereafter.  Exercise of the stock awards is subject to a performance condition that a DISH-specific subscriber goal is achieved by March 31, 2015.

Contingent compensation related to the 2005 LTIP will not be recorded in our financial statements unless and until management concludes achievement of the performance condition is probable.  Given the competitive nature of DISH’s business, small variations in subscriber churn, gross new subscriber addition rates and certain other factors can significantly impact subscriber growth.  Consequently, while it was determined that achievement of the goal was not probable as of June 30, 2011, that assessment could change at any time.

If all of the stock awards under the 2005 LTIP were vested and the goal had been met or if management had determined that achievement of the goal was probable during the six months ended June 30, 2011, we would have recorded total non-cash, stock-based compensation expense for our employees as indicated in the table below.  If the goal is met and there are unvested stock awards at that time, the vested amounts would be expensed immediately on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss), with the unvested portion recognized ratably over the remaining vesting period.

	2005 LTIP
		Vested
	Total	Portion
	(In thousands)
DISH awards held by DDBS employees	$36,323	$23,445
EchoStar awards held by DDBS employees	7,110	4,582
Total	$43,433	$28,027

2008 LTIP.  During 2008, DISH adopted a long-term, performance based stock incentive plan (the “2008 LTIP”). The 2008 LTIP provides stock options and restricted stock units, either alone or in combination, which vest based on DISH-specific subscriber and financial goals.  Exercise of the stock awards is contingent on achieving these goals by December 31, 2015.

Although no awards vest until DISH attains the performance goals, compensation related to the 2008 LTIP will be recorded based on management’s assessment of the probability of meeting the remaining goals.  If the remaining goals are probable of being achieved, we will begin recognizing the associated non-cash, stock-based compensation expense on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period to achieve the goal.  See table below titled “Estimated Remaining Non-Cash, Stock-Based Compensation Expense.”

During the first quarter of 2011, DISH determined that the 2008 LTIP performance goals are probable of achievement.  As of June 30, 2011, 25% of the 2008 LTIP awards had vested.  We are recognizing the associated non-cash stock-based compensation expense on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period to achieve the remaining 75%, as indicated in the table below titled “Non-Cash, Stock-Based Compensation Expense Recognized.”

Other Employee Performance Awards.  In addition to the above long-term, performance stock incentive plans, DISH has other stock awards that vest based on certain other DISH-specific subscriber and financial goals.  Exercise of these stock awards is contingent on achieving certain performance goals.

Additional compensation related to these awards will be recorded based on management’s assessment of the probability of meeting the remaining performance goals.  If the remaining goals are probable of being achieved, we will begin recognizing the associated non-cash, stock-based compensation expense on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period to achieve the goal.  See table below titled “Estimated Remaining Non-Cash, Stock-Based Compensation Expense.”

Although no awards vest until the performance goals are attained, DISH determined that certain goals were probable of achievement and, as a result, recorded non-cash, stock-based compensation expense for the three and six months ended June 30, 2011 and 2010, as indicated in the table below titled “Non-Cash, Stock-Based Compensation Expense Recognized.”

Given the competitive nature of DISH’s business, small variations in subscriber churn, gross new subscriber addition rates and certain other factors can significantly impact subscriber growth. Consequently, while it was determined that achievement of certain DISH-specific subscriber and financial goals was not probable as of June 30, 2011, that assessment could change at any time.

The non-cash stock-based compensation expense associated with these awards is as follows:

Estimated Remaining Non-Cash, Stock-Based Compensation Expense	2008 LTIP	Other Employee Performance Awards
	(In thousands)
Remaining expense estimated to be recognized during 2011	$3,378	$1,024
Estimated contingent expense subsequent to 2011	9,406	51,457
Total estimated remaining expense over the term of the plan	$12,784	$52,481

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2011	2010	2011	2010
	(In thousands)
2008 LTIP	$1,495	$1,028	$14,299	$1,611
Other employee performance awards	(87)	(76)	(12)	232
Total non-cash, stock-based compensation expense recognized for performance based awards	$1,408	$952	$14,287	$1,843

Of the 19.5 million stock options and 1.2 million restricted stock units outstanding under the DISH stock incentive plans associated with our employees as of June 30, 2011, the following awards were outstanding pursuant to the performance based stock incentive plans:

	As of June 30, 2011
	Number of Awards	Weighted- Average Exercise Price
Performance Based Stock Options
2005 LTIP	2,306,000	$23.18
2008 LTIP	4,419,225	$11.17
Other employee performance awards	3,200,000	$23.01
Total	9,925,225	$17.78

Restricted Performance Units and Other
2005 LTIP	279,830
2008 LTIP	34,375
Other employee performance awards	900,000
Total	1,214,205

Stock-Based Compensation

During the six months ended June 30, 2010, we incurred $3 million of additional non-cash, stock-based compensation cost in connection with the Stock Option Adjustment discussed previously.  This amount is included in the table below.  Total non-cash, stock-based compensation expense for all of our employees is shown in the following table for the three and six months ended June 30, 2011 and 2010 and was allocated to the same expense categories as the base compensation for such employees:

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2011	2010	2011	2010
	(In thousands)
Subscriber-related	$340	$234	$1,317	$683
General and administrative	3,378	2,660	17,543	8,527
Total non-cash, stock-based compensation	$3,718	$2,894	$18,860	$9,210

As of June 30, 2011, our total unrecognized compensation cost related to the non-performance based unvested stock awards was $33 million and includes compensation expense that we will recognize for EchoStar stock awards held by our employees as a result of the Spin-off.  This cost is based on an estimated future forfeiture rate of approximately 4.0% per year and will be recognized over a weighted-average period of approximately three years.  Share-based compensation expense is recognized based on stock awards ultimately expected to vest and is reduced for estimated forfeitures.  Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  Changes in the estimated forfeiture rate can have a significant effect on share-based compensation expense since the effect of adjusting the rate is recognized in the period the forfeiture estimate is changed.

Valuation

The fair value of each stock option for the three and six months ended June 30, 2011 and 2010 was estimated at the date of the grant using a Black-Scholes option valuation model with the following assumptions:

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
Stock Options	2011	2010	2011	2010
Risk-free interest rate	1.76% - 3.18%	2.07% - 2.60%	1.76% - 3.18%	2.07% - 2.89%
Volatility factor	31.74% - 41.00%	33.33% - 36.29%	31.74% - 41.00%	33.33% - 36.29%
Expected term of options in years	4.7 - 10.0	5.7 - 7.5	4.7 - 10.0	5.7 - 7.5
Weighted-average fair value of options granted	$11.33 - $14.77	$6.83 - $7.54	$9.16 - $14.77	$6.83 - $8.14

While DISH currently does not intend to declare additional dividends on its common stock, they may elect to do so from time to time.  Accordingly, the dividend yield percentage used in the Black-Scholes option valuation model is set at zero for all periods. The Black-Scholes option valuation model was developed for use in estimating the fair value of traded stock options which have no vesting restrictions and are fully transferable. Consequently, our estimate of fair value may differ from other valuation models. Further, the Black-Scholes option valuation model requires the input of subjective assumptions. Changes in the subjective input assumptions can materially affect the fair value estimate.

We will continue to evaluate the assumptions used to derive the estimated fair value of DISH’s stock options as new events or changes in circumstances become known.

10.  Stock-Based Compensation

Stock Incentive Plans

DISH maintains stock incentive plans to attract and retain officers, directors and key employees. Our employees participate in the DISH stock incentive plans. Stock awards under these plans include both performance and non-performance based stock incentives. As of December 31, 2010, there were outstanding under these plans stock options to acquire 18.4 million shares of DISH’s Class A common stock and 1.3 million restricted stock units associated with our employees. Stock options granted prior to and on December 31, 2010 were granted with exercise prices equal to or greater than the market value of DISH Class A common stock at the date of grant and with a maximum term of approximately ten years. While historically DISH’s board of directors has issued stock awards subject to vesting, typically at the rate of 20% per year, some stock awards have been granted with immediate vesting and other stock awards vest only upon the achievement of certain DISH-specific objectives. As of December 31, 2010, DISH had 76.2 million shares of its Class A common stock available for future grant under its stock incentive plans.

During December 2009, DISH paid a dividend in cash of $2.00 per share on their outstanding Class A and Class B common stock to shareholders of record on November 20, 2009. In light of such dividend, during February 2010, the exercise price of 16.9 million stock options, affecting approximately 400 of our employees, was reduced by $2.00 per share (the “Stock Option Adjustment”). Except as noted below, all information discussed below reflects the Stock Option Adjustment.

In connection with the Spin-off, as permitted by existing stock incentive plans and consistent with the Spin-off exchange ratio, each DISH stock option was converted into two stock options as follows:

•                  an adjusted DISH stock option for the same number of shares that were exercisable under the original DISH stock option, with an exercise price equal to the exercise price of the original DISH stock option multiplied by 0.831219.

•                  a new EchoStar stock option for one-fifth of the number of shares that were exercisable under the original DISH stock option, with an exercise price equal to the exercise price of the original DISH stock option multiplied by 0.843907.

Similarly, each holder of DISH restricted stock units retained his or her DISH restricted stock units and received one EchoStar restricted stock unit for every five DISH restricted stock units that they held.

Consequently, the fair value of the DISH stock award and the new EchoStar stock award immediately following the Spin-off was equivalent to the fair value of such stock award immediately prior to the Spin-off.

As of December 31, 2010, the following stock awards were outstanding:

	As of December 31, 2010
	DISH Awards		EchoStar Awards
Stock Awards Outstanding	Stock Options	Restricted Stock Units	Stock Options	Restricted Stock Units
Held by DDBS employees	18,447,004	1,271,984	1,037,974	58,784

DISH is responsible for fulfilling all stock awards related to DISH common stock and EchoStar is responsible for fulfilling all stock awards related to EchoStar common stock, regardless of whether such stock awards are held by our or EchoStar’s employees. Notwithstanding the foregoing, our stock-based compensation expense, resulting from stock awards outstanding at the Spin-off date, is based on the stock awards held by our employees regardless of whether such stock awards were issued by DISH or EchoStar. Accordingly, stock-based compensation that we expense with respect to EchoStar stock awards is included in “Additional paid-in capital” on our Consolidated Balance Sheets.

Exercise prices for DISH stock options outstanding and exercisable associated with our employees as of December 31, 2010 are as follows:

			Options Outstanding			Options Exercisable
			Number Outstanding as of December 31,	Weighted- Average Remaining Contractual	Weighted- Average Exercise	Number Exercisable as of December 31,	Weighted- Average Remaining Contractual	Weighted- Average Exercise
			2010	Life	Price	2010	Life	Price
$—	—	$10.00	6,203,472	7.26	$9.09	593,272	7.55	$9.09
$10.00	—	$15.00	1,031,414	7.73	$13.99	107,102	7.15	$13.89
$15.00	—	$20.00	2,532,838	9.18	$18.15	46,999	7.25	$17.80
$20.00	—	$25.00	5,713,713	4.74	$22.42	2,716,113	4.09	$22.81
$25.00	—	$30.00	2,426,412	5.89	$26.54	1,572,614	5.40	$26.36
$30.00	—	$35.00	480,655	5.77	$33.77	266,253	5.27	$33.58
$35.00	—	$40.00	58,500	6.68	$36.79	23,400	6.64	$36.72
$—	—	$40.00	18,447,004	6.55	$17.76	5,325,753	5.02	$22.70

Stock Award Activity

DISH stock option activity associated with our employees was as follows:

	For the Years Ended December 31,
	2010		2009		2008
	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price
Total options outstanding, beginning of period (1)	18,094,235	$20.86	18,267,950	$21.86	14,786,967	$22.80
Granted	2,450,500	$18.34	3,077,000	$15.69	7,998,500	$13.67
Exercised	(408,231)	$9.99	(233,795)	$10.95	(669,117)	$20.74
Forfeited and cancelled	(1,689,500)	$21.69	(3,016,920)	$22.44	(3,848,400)	$12.92
Total options outstanding, end of period	18,447,004	$17.76	18,094,235	$20.86	18,267,950	$21.86
Performance based options outstanding, end of period (2)	9,907,250	$15.29	8,253,500	$16.27	9,094,250	$16.28
Exercisable at end of period	5,325,753	$22.70	5,722,735	$28.36	4,898,400	$30.00

(1)	The beginning of period weighted-average exercise price of $20.86 does not reflect the Stock Option Adjustment, which occurred subsequent to December 31, 2009.
(2)

These stock options, which are included in the caption “Total options outstanding, end of period,” were issued pursuant to performance-based stock incentive plans. Vesting of these stock options is contingent upon meeting certain DISH-specific goals which are not yet probable of being achieved. See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

We realized tax benefits from stock awards exercised during the years ended December 31, 2010, 2009 and 2008 as follows:

	For the Years Ended December 31,
	2010	2009	2008
	(In thousands)
Tax benefit from stock awards exercised	$1,665	$1,116	$2,905

Based on the closing market price of DISH Class A common stock on December 31, 2010, the aggregate intrinsic value of stock options associated with our employees was as follows:

	As of December 31, 2010
	Options Outstanding	Options Exercisable
	(In thousands)
Aggregate intrinsic value	$75,225	$6,973

DISH restricted stock unit activity associated with our employees was as follows:

	For the Years Ended December 31,
	2010		2009		2008
	Restricted Stock Units	Weighted- Average Grant Date Fair Value	Restricted Stock Units	Weighted- Average Grant Date Fair Value	Restricted Stock Units	Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period	857,719	$25.04	987,625	$24.88	1,008,636	$26.38
Granted	600,000	$18.15	6,666	$11.11	88,322	$11.09
Exercised	—	$—	(38,072)	$22.76	(30,000)	$26.66
Forfeited and cancelled	(185,735)	$23.07	(98,500)	$23.33	(79,333)	$28.33
Total restricted stock units outstanding, end of period	1,271,984	$22.06	857,719	$25.04	987,625	$24.88
Restricted Performance Units outstanding, end of period (1)	1,271,984	$22.06	857,719	$25.04	917,625	$24.78

(1)

These Restricted Performance Units, which are included in the caption “Total restricted stock units outstanding, end of period,” were issued pursuant to performance-based stock incentive plans. Vesting of these Restricted Performance Units is contingent upon meeting certain DISH-specific goals which are not yet probable of being achieved. See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

Long-Term Performance-Based Plans

2005 LTIP. During 2005, DISH adopted a long-term, performance-based stock incentive plan (the “2005 LTIP”). The 2005 LTIP provides stock options and restricted stock units, either alone or in combination, which vest over seven years at the rate of 10% per year during the first four years, and at the rate of 20% per year thereafter. Exercise of the stock awards is subject to a performance condition that a DISH-specific subscriber goal is achieved by March 31, 2015.

Contingent compensation related to the 2005 LTIP will not be recorded in our financial statements unless and until management concludes achievement of the performance condition is probable. Given the competitive nature of DISH’s business, small variations in subscriber churn, gross new subscriber addition rates and certain other factors can significantly impact subscriber growth. Consequently, while it was determined that achievement of the goal was not probable as of December 31, 2010, that assessment could change at any time.

If all of the stock awards under the 2005 LTIP were vested and the goal had been met or if management had determined that achievement of the goal was probable during the year ended December 31, 2010, we would have recorded total non-cash, stock-based compensation expense for our employees as indicated in the table below. If the goal is met and there are unvested stock awards at that time, the vested amounts would be expensed immediately on our Consolidated Statements of Operations and Comprehensive Income (Loss), with the unvested portion recognized ratably over the remaining vesting period.

	2005 LTIP
	Total	Vested Portion
	(In thousands)
DISH awards held by DDBS employees	$38,134	$20,533
EchoStar awards held by DDBS employees	7,466	4,013
Total	$45,600	$24,546

2008 LTIP. During 2008, DISH adopted a long-term, performance-based stock incentive plan (the “2008 LTIP”). The 2008 LTIP provides stock options and restricted stock units, either alone or in combination, which vest based on DISH-specific subscriber and financial goals. Exercise of the stock awards is contingent on achieving these goals by December 31, 2015.

Although no awards vest until DISH attains the performance goals, compensation related to the 2008 LTIP will be recorded based on management’s assessment of the probability of meeting the remaining goals.  If the remaining goals are probable of being achieved, we will begin recognizing the associated non-cash, stock-based compensation expense on our Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period to achieve the goal.  See table below titled “Estimated Remaining Non-Cash, Stock-Based Compensation Expense.”

DISH determined that 25% of the 2008 LTIP performance goals were probable of achievement, of which 10% of the goals have been fully achieved.  As a result, we recorded non-cash, stock-based compensation expense for the years ended December 31, 2010 and 2009, as indicated in the table below titled “Non-Cash, Stock-Based Compensation Expense Recognized.”

Other Employee Performance Awards.  In addition to the above long-term, performance stock incentive plans, DISH has other stock awards that vest based on certain other DISH-specific subscriber and financial goals.  Exercise of these stock awards is contingent on achieving certain performance goals.

Additional compensation related to these awards will be recorded based on management’s assessment of the probability of meeting the remaining performance goals.  If the remaining goals are probable of being achieved, we will begin recognizing the associated non-cash, stock-based compensation expense on our Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period to achieve the goal.  See table below titled “Estimated Remaining Non-Cash, Stock-Based Compensation Expense.”

Although no awards vest until the performance goals are attained, DISH determined that certain goals were probable of achievement and, as a result, recorded non-cash, stock-based compensation expense for the years ended December 31, 2010 and 2009, as indicated in the table below titled “Non-Cash, Stock-Based Compensation Expense Recognized.”

Given the competitive nature of DISH’s business, small variations in subscriber churn, gross new subscriber addition rates and certain other factors can significantly impact subscriber growth.  Consequently, while it was determined that achievement of certain DISH-specific subscriber and financial goals was not probable as of December 31, 2010, that assessment could change at any time.

Estimated Remaining Non-Cash, Stock-Based Compensation Expense	2008 LTIP	Other Employee Performance Awards (1)
	(In thousands)
Expense estimated to be recognized during 2011	$1,065	$271
Estimated contingent expense subsequent to 2011	26,378	25,273
Total estimated remaining expense over the term of the plan	$27,443	$25,544

(1)

Certain long-term, performance stock awards expired without vesting during the first quarter of 2011. As a result, the non-cash, stock-based compensation expense associated with those awards is excluded from this table.

	For the Years Ended December 31,
Non-Cash, Stock-Based Compensation Expense Recognized	2010	2009	2008
	(In thousands)
2008 LTIP	$2,984	$3,560	$—
Other employee performance awards	271	234	—
Total non-cash, stock-based compensation expense recognized for performance-based awards	$3,255	$3,794	$—

Of the 18.4 million stock options and 1.3 million restricted stock units outstanding under the DISH stock incentive plans associated with our employees as of December 31, 2010, the following awards were outstanding pursuant to the performance based stock incentive plans:

	As of December 31, 2010
	Number of Awards	Weighted- Average Exercise Price
Performance Based Stock Options
2005 LTIP	2,414,000	$23.27
2008 LTIP	5,493,250	$10.64
Other employee performance awards	2,000,000	$18.41
Total	9,907,250	$15.29

Restricted Performance Units and Other
2005 LTIP	293,996
2008 LTIP	45,750
Other employee performance awards	932,238
Total	1,271,984

Stock-Based Compensation

During the year ended December 31, 2010, we incurred $3 million of additional non-cash, stock-based compensation cost in connection with the Stock Option Adjustment discussed previously. This amount is included in the table below.

Total non-cash, stock-based compensation expense for all of our employees is shown in the following table for the years ended December 31, 2010, 2009 and 2008 and was allocated to the same expense categories as the base compensation for such employees:

	For the Years Ended December 31,
	2010	2009	2008
	(In thousands)
Subscriber-related	$1,160	$1,069	$797
General and administrative	14,227	11,158	14,552
Total non-cash, stock-based compensation	$15,387	$12,227	$15,349

As of December 31, 2010, our total unrecognized compensation cost related to the non-performance based unvested stock awards was $20 million and includes compensation expense that we will recognize for EchoStar stock awards held by our employees as a result of the Spin-off. This cost is based on an estimated future forfeiture rate of approximately 3.7% per year and will be recognized over a weighted-average period of approximately three years. Share-based compensation expense is recognized based on stock awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Changes in the estimated forfeiture rate can have a significant effect on share-based compensation expense since the effect of adjusting the rate is recognized in the period the forfeiture estimate is changed.

Valuation

The fair value of each stock award for the years ended December 31, 2010, 2009 and 2008 was estimated at the date of the grant using a Black-Scholes option valuation model with the following assumptions:

For the Years Ended December 31,
Stock options	2010	2009	2008
Risk-free interest rate	1.50% - 2.89%	1.70% - 3.19%	1.00% - 3.42%
Volatility factor	33.33% - 38.63%	29.72% - 45.97%	19.98% - 39.90%
Expected term of options in years	5.2 - 7.5	3.0 - 7.3	3.0 - 7.5
Weighted-average fair value of options granted	$6.83 - $8.14	$3.86 - $8.29	$3.12 - $8.72

In December 2009, DISH paid a $2.00 cash dividend per share on its outstanding Class A and Class B common stock.  While DISH currently does not intend to declare additional dividends on its common stock, they may elect to do so from time to time.  Accordingly, the dividend yield percentage used in the Black-Scholes option valuation model is set at zero for all periods. The Black-Scholes option valuation model was developed for use in estimating the fair value of traded stock options which have no vesting restrictions and are fully transferable. Consequently, our estimate of fair value may differ from other valuation models. Further, the Black-Scholes option valuation model requires the input of subjective assumptions. Changes in the subjective input assumptions can materially affect the fair value estimate. Therefore, we do not believe the existing models provide as reliable a single measure of the fair value of stock-based compensation awards as a market-based model would.

We will continue to evaluate the assumptions used to derive the estimated fair value of DISH’s stock options as new events or changes in circumstances become known.